Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Results of operations from producing activities	¥ 180,205	¥ 145,547	¥ 38,049
China's Mainland [member]
Revenue
Results of operations from producing activities	155,636	137,382	29,134
Other countries [member]
Revenue
Results of operations from producing activities	24,569	8,165	8,915
Consolidated entities [member]
Revenue
Sales to third parties	164,568	123,349	63,517
Inter-segment sales	567,691	413,760	319,031
Revenue	732,259	537,109	382,548
Production costs excluding taxes	(152,810)	(139,093)	(133,759)
Exploration expenses	(27,074)	(24,248)	(19,333)
Depreciation, depletion and amortization	(221,222)	(157,714)	(149,960)
Taxes other than income taxes	(86,727)	(34,421)	(21,555)
Accretion expense	(5,681)	(4,696)	(5,107)
Income taxes	(62,002)	(33,294)	(14,709)
Results of operations from producing activities	176,743	143,643	38,125
Consolidated entities [member] | China's Mainland [member]
Revenue
Sales to third parties	108,179	82,654	32,662
Inter-segment sales	527,206	388,611	306,623
Revenue	635,385	471,265	339,285
Production costs excluding taxes	(136,890)	(126,916)	(124,154)
Exploration expenses	(26,523)	(23,418)	(18,851)
Depreciation, depletion and amortization	(195,316)	(128,297)	(134,007)
Taxes other than income taxes	(76,633)	(28,611)	(18,865)
Accretion expense	(5,446)	(4,557)	(4,905)
Income taxes	(38,941)	(22,084)	(9,369)
Results of operations from producing activities	155,636	137,382	29,134
Consolidated entities [member] | Other countries [member]
Revenue
Sales to third parties	56,388	40,695	30,855
Inter-segment sales	40,485	25,149	12,408
Revenue	96,873	65,844	43,263
Production costs excluding taxes	(15,920)	(12,177)	(9,605)
Exploration expenses	(551)	(830)	(482)
Depreciation, depletion and amortization	(25,906)	(29,417)	(15,953)
Taxes other than income taxes	(10,093)	(5,810)	(2,690)
Accretion expense	(235)	(139)	(202)
Income taxes	(23,061)	(11,210)	(5,340)
Results of operations from producing activities	21,107	6,261	8,991
Equity method investments [member]
Revenue
Results of operations from producing activities	3,462	1,904	(76)
Equity method investments [member] | Other countries [member]
Revenue
Results of operations from producing activities	¥ 3,462	¥ 1,904	¥ (76)